STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)														3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Apr. 29, 2026	Mar. 13, 2026	Feb. 02, 2026	Jan. 29, 2026	Jul. 22, 2025	Jan. 28, 2025	Jan. 21, 2025	Sep. 20, 2024	Aug. 02, 2024	Jul. 11, 2024	Jul. 01, 2024	Apr. 04, 2024	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 10, 2026	Sep. 09, 2026	Aug. 19, 2026	Mar. 17, 2026	Aug. 08, 2025	Apr. 01, 2024	Sep. 10, 2020
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000														50,000,000		50,000,000	50,000,000
Common stock, par value	$ 0.001														$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	400,000														400,000		400,000	400,000
Preferred stock, par value	$ 0.001														$ 0.001		$ 0.001	$ 0.001
Common stock shares issued	32,053,784														32,053,784		31,776,245	27,942,806					5
Common stock shares outstanding	32,053,784														32,053,784		31,776,245	27,942,806					5
Preferred stock shares issued	400,000														400,000		400,000	400,000					5
Preferred stock shares outstanding	400,000														400,000		400,000	400,000					5
Stock warrants issued			166,667	50,000	50,000	60,000	100,000			200,000		50,000	400,000											300,000
Exercise price per share			$ 5.00	$ 1.00	$ 1.00	$ 5.00	$ 10.00			$ 10.00	$ 1.25	$ 2.50						$ 1.25						$ 2.50
Warrants forfeited shares											60,000	255,000
Expiration years			5 years	5 years	5 years	5 years	5 years	5 years		5 years			1 year
Shares issued from warrant exercise											20,000							65,000
Notes payable			$ 550,000	$ 50,000	$ 50,000	$ 300,000	$ 500,000			$ 1,000,000
Warrant exercise price						$ 5.00
Discount offering price						50.00%
Number of shares extended								200.0000
Estimated fair value																	$ 2.00
Expected term															5 years
Cash proceeds															$ 7,000	$ 86,500	$ 88,500	$ 245,500
Number of shares issued to settle																	2,400,000
Proceeds from warrants																		137,500
Stock warrants for services															$ 612,500	657,000	$ 707,000	9,997,666
Forgave stock payable in APIC																		$ 83,334
Number of shares issued to settle, value																	$ 24,000,000
Conversion of deferred compensation shares																	547,887
Conversion of deferred compensation value																$ 5,478,872	$ 5,478,872
Conversion price per share																	$ 0.25
Loss on extinguishment of debt																	$ 4,800,000
Subscription stock payable																	50,000
Discount on qualified offering price						50.00%
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized																			200,000,000	50,000,000
Exercise price per share				$ 1.00	$ 1.00																$ 5.00	$ 5.00
Stock Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock purchase amount	$ 15,000,000
Investor [Member]
Class of Stock [Line Items]
Stock price		$ 2.60
Stock warrants for services, shares		24,039
Stock warrants for services		$ 62,500
Convertible Promissory Notes [Member]
Class of Stock [Line Items]
Number of shares issued to settle																		300,000
Accrued interest payable																		$ 300,000
Principal amount																	$ 1,000,000
Four Members of Board of Directors [Member]
Class of Stock [Line Items]
Expiration years									10 years
Issuance of exercise price per share									$ 10.00
Stock options vest fair value									$ 102,700
Stock price									$ 10.00
Estimated fair value									$ 10.00
Options term									10 years
Expected term									5 years
Volatility rate									73.00%
Discount rate									3.43%
Dividend yield									0.00%
Board of Directors [Member]
Class of Stock [Line Items]
Expiration years									5 years
Issuance of exercise price per share									$ 11.00
Stock options vest fair value									$ 16,990
Stock price									$ 10.00
Estimated fair value									$ 11.00
Options term									5 years
Expected term									3 years
Volatility rate									64.00%
Discount rate									3.42%
Dividend yield									0.00%
Common Stock [Member]
Class of Stock [Line Items]
Exercise price per share												$ 2.50
Warrants exercised, shares												45,000
Shares issued															3,500	8,650	8,850	24,550
Cash proceeds															$ 7,000		$ 88,500	$ 245,500
Stock warrants for services, shares															274,039	65,700	65,700	1,008,100
Stock warrants for services															$ 273	$ 66	$ 66	$ 1,011
Conversion of deferred compensation shares																547,887
Conversion of deferred compensation value																$ 548
Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																									400,000
Capital Units [Member]
Class of Stock [Line Items]
Stock warrants for services, shares					250,000												876,700	1,008,100
Stock warrants for services					$ 500,000												$ 8,767,000	$ 10,081,000
Subscriptions Payable [Member]
Class of Stock [Line Items]
Stock warrants for services															$ 50,000		$ 50,000	$ (83,334)
Conversion of deferred compensation value
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	400,000														400,000		400,000
Preferred stock, par value	$ 0.001														$ 0.001		$ 0.001
Preferred stock shares issued	400,000														400,000		400,000	400,000
Preferred stock shares outstanding	400,000														400,000		400,000	400,000
Voting rights														one hundred (100) votes for each			100
Series A Preferred Stock [Member] | Board of Directors [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																									2,000,000
Preferred stock, par value																									$ 0.001
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock warrants for services